SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Mar. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, ending of the period	474,332
Warrants Outstanding, Ending of the period	474,332	474,332
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	342,992
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 15.75
Warrants, Issued	5,376,370
Weighted Average Exercise Price, Issued | $ / shares	$ 3.35
Warrants, Exercised	(1,991,668)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.9596
Warrants, Expired	(10,192)
Weighted Average Exercise Price, Expired | $ / shares	$ 125.00
Number of RSUs outstanding, ending of the period	3,717,502
Warrants Outstanding, Ending of the period	3,717,502	3,717,502
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 5.16
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 5.16	$ 5.16